Brandes International ETF
Schedule of Investments
September 30, 2025 (Unaudited)
1
Shares Value
Common Stocks – 96.2%
Austria – 1.0%
Erste Group Bank AG .......................................................... 30,587 $ 2,990,199
Brazil – 6.4%
Ambev SA, ADR .............................................................. 2,127,242 4,743,750
Embraer SA, ADR ............................................................. 91,248 5,515,941
Petroleo Brasileiro SA - Petrobras, ADR ............................................ 595,670 7,040,819
Telefonica Brasil SA, ADR ....................................................... 169,881 2,165,983
19,466,493
Canada – 3.9%
CAE, Inc.* ................................................................... 158,665 4,702,830
Nutrien Ltd. .................................................................. 44,291 2,600,325
Open Text Corp. .............................................................. 122,331 4,572,733
11,875,888
China – 5.1%
Alibaba Group Holding Ltd., ADR ................................................. 61,313 10,958,472
China Resources Beer Holdings Co. Ltd. ........................................... 1,250,000 4,408,514
15,366,986
France – 19.0%
BNP Paribas SA, ADR ......................................................... 117,593 5,352,833
Capgemini SE ................................................................ 37,496 5,443,366
Carrefour SA ................................................................. 412,645 6,252,270
Engie SA .................................................................... 208,667 4,475,849
Kering SA, ADR ............................................................... 235,438 7,835,377
Orange SA ................................................................... 179,655 2,915,230
Pernod Ricard SA ............................................................. 51,993 5,103,630
Publicis Groupe SA ............................................................ 47,892 4,596,407
Sanofi SA .................................................................... 91,373 8,433,423
Societe BIC SA ............................................................... 45,124 2,815,412
TotalEnergies SE .............................................................. 73,365 4,459,347
57,683,144
Germany – 5.5%
Deutsche Post AG ............................................................. 115,346 5,142,090
Henkel AG & Co. KGaA ......................................................... 79,200 5,876,766
Infineon Technologies AG ....................................................... 36,106 1,408,501
SAP SE, ADR ................................................................ 16,536 4,418,585
16,845,942
Hong Kong – 0.8%
First Pacific Co. Ltd. ........................................................... 2,758,000 2,314,758
Italy – 3.6%
Buzzi SpA ................................................................... 48,920 2,687,824
Eni SpA ..................................................................... 208,433 3,640,830
Intesa Sanpaolo SpA ........................................................... 687,087 4,532,355
10,861,009
Japan – 13.9%
Astellas Pharma, Inc. .......................................................... 584,100 6,330,040
Bridgestone Corp. ............................................................. 89,700 4,159,296
Honda Motor Co. Ltd. .......................................................... 418,700 4,340,520

Brandes International ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
Shares Value
Common Stocks (continued)
Japan (continued)
Kubota Corp. ................................................................. 363,900 $ 4,590,484
Makita Corp. ................................................................. 118,600 3,859,509
Mitsubishi UFJ Financial Group, Inc. .............................................. 94,567 1,532,948
SMC Corp. ................................................................... 14,800 4,552,690
Sumitomo Mitsui Trust Holdings, Inc. .............................................. 163,600 4,762,274
Takeda Pharmaceutical Co. Ltd. .................................................. 272,800 7,970,559
42,098,320
Mexico – 7.9%
America Movil SAB de CV, ADR .................................................. 259,997 5,459,937
Cemex SAB de CV, ADR ....................................................... 479,960 4,314,841
Fibra Uno Administracion SA de CV REIT .......................................... 3,464,446 5,100,526
Kimberly-Clark de Mexico SAB de CV, Class A ...................................... 1,372,104 2,899,512
Wal-Mart de Mexico SAB de CV .................................................. 1,978,619 6,105,576
23,880,392
Netherlands – 6.1%
Heineken Holding NV .......................................................... 97,260 6,668,297
Koninklijke Philips NV .......................................................... 209,313 5,705,873
STMicroelectronics NV ......................................................... 219,770 6,158,807
18,532,977
Singapore – 2.0%
Wilmar International Ltd. ........................................................ 2,721,600 6,016,568
Spain – 1.9%
Grifols SA, ADR ............................................................... 567,655 5,653,844
Switzerland – 6.9%
Cie Financiere Richemont SA, Class A ............................................. 26,444 5,038,535
Novartis AG, ADR ............................................................. 28,841 3,698,570
Swatch Group AG (The) - BR .................................................... 2,465 463,010
Swatch Group AG (The) - REG ................................................... 175,278 6,696,979
UBS Group AG ............................................................... 126,018 5,166,738
21,063,832
Taiwan – 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR .................................. 8,029 2,242,419
United Kingdom – 11.5%
GSK PLC, ADR ............................................................... 188,077 8,117,403
J Sainsbury PLC, ADR ......................................................... 255,633 4,672,971
Kingfisher PLC, ADR ........................................................... 536,124 4,439,107
Reckitt Benckiser Group PLC, ADR ............................................... 286,172 4,438,528
Shell PLC, ADR ............................................................... 60,133 4,301,314
Smith & Nephew PLC, ADR ..................................................... 96,803 3,512,981
Tesco PLC, ADR .............................................................. 126,432 2,304,855
WPP PLC ................................................................... 610,626 3,023,536
34,810,695
Total Common Stocks (Cost $261,157,999) ....................................................... 291,703,466

Brandes International ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
3
Summary of Investment Type
Shares Value
Preferred Stocks – 1.6%
South Korea – 1.6%
Samsung Electronics Co. Ltd., Class Preference
(Cost $3,985,966) ........................................................... 105,398 $ 4,988,010
Money Market Funds – 2.9%
JP Morgan US Treasury Plus Money Market Fund, 4.01%(a)
(Cost $8,644,390) ........................................................... 8,644,390 8,644,390
Total Investments – 100.7%
(Cost $273,788,355) ......................................................................... $ 305,335,866
Liabilities in Excess of Other Assets – (0.7)% ....................................................... (2,133,077)
Net Assets – 100.0% .......................................................................... $ 303,202,789
* Non Income Producing
(a) Rate shown reflects the 7-day yield as of September 30, 2025.
Sectors % of Net Assets
Consumer Staples ............................................................................... 20.4%
Health Care .................................................................................... 16.3%
Consumer Discretionary .......................................................................... 14.5%
Industrials ..................................................................................... 10.3%
Information Technology ........................................................................... 9.6%
Financials ..................................................................................... 8.0%
Energy ........................................................................................ 6.4%
Communication Services ......................................................................... 6.0%
Materials ...................................................................................... 3.1%
Real Estate .................................................................................... 1.7%
Utilities ........................................................................................ 1.5%
Money Market Funds ............................................................................ 2.9%
Liabilities in Excess of Other Assets ................................................................. (0.7)%
Total ......................................................................................... 100.0%